Goodwill and Other Intangible Assets - Goodwill Roll forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Beginning balance	$ 390,503	$ 389,651
Foreign exchange impact	1,062	852
Ending balance	391,565	390,503
Ecoservices
Goodwill
Beginning balance	311,892	311,892
Foreign exchange impact	0	0
Ending balance	311,892	311,892
Catalyst Technologies
Goodwill
Beginning balance	78,611	77,759
Foreign exchange impact	1,062	852
Ending balance	$ 79,673	$ 78,611